Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 $ / shares	Mar. 31, 2018 USD ($)	Mar. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares
Equity [Abstract]
Cash dividends, Per Share | $ / shares		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0125		$ 0.0500		$ 0.0500
Cash dividends paid | $	$ 1,135		$ 1,144		$ 1,155		$ 1,171		$ 1,175		$ 1,154		$ 1,105		$ 1,129		$ 4,605		$ 4,563